Corporate Information - Follow-on public offering (Details) $ / shares in Units, R$ in Thousands, $ in Thousands				12 Months Ended
	Sep. 08, 2020 BRL (R$) shares	Sep. 08, 2020 USD ($) $ / shares shares	Jun. 04, 2020 $ / shares shares	Dec. 31, 2020 BRL (R$)
Follow-on public offering
Audit, consulting and legal services incurred related to the offering | R$				R$ 16,291
Follow-on public offering
Follow-on public offering
Number of shares issued | shares			5,563,203
Public offering price | $ / shares			$ 47.70
Gross proceeds from issuance of shares	R$ 591,900	$ 112,000
Net proceeds from issuance shares	580,059	109,760
Underwriting discounts and commissions	11,839	$ 2,240
Audit, consulting and legal services incurred related to the offering | R$	R$ 4,452
Follow-on public offering | Class A common shares
Follow-on public offering
Number of shares issued | shares	2,500,000	2,500,000
Public offering price | $ / shares		$ 44.80